Other Operating Income and Expenses - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Other expenses, write-off of option fees paid			¥ 16,470
Other	¥ 69,650	¥ 84,666	60,178
Post trial access cost	¥ 27,004
Legal proceedings provision
Disclosure of other provisions [line items]
Other		45,212	¥ 16,455
Legal proceedings provision | AbbVie Supply Agreement Litigation
Disclosure of other provisions [line items]
Other		¥ 26,405